Stock Options	12 Months Ended
Oct. 31, 2022
Stock Options [Abstract]
Stock Options
10.	Stock Options

On September 1, 2021, the Company implemented a stock option plan pursuant to which stock options may be granted to directors, officers, employees, and consultants of the Company. The Board of directors is authorized to grant the maximum number of common shares reserved for issuance in any 12-month period to anyone, optionee, other than a consultant may not exceed 5% of the issued and outstanding common shares at the date of the grant. The maximum number of common shares reserved for issuance in any 12-month period to any consultant may not exceed 2% of the issued and outstanding common shares at the date of the grant and the maximum number of common shares reserved for issuance in any 12-month period to all persons engaged in investor relations activities may not exceed 2% of the issued and outstanding number of common shares at the date of the grant.

The following table summarizes the continuity of the Company’s stock options:

	Number of options	Weighted average exercise price

Outstanding, October 31, 2020	–	$–

Granted (i)	111,889	20.67

Outstanding, October 31, 2021	111,889	20.67

Granted (ii)	86,333	20.68

Cancelled (iii)	(40,556)	21.56

Outstanding, October 31, 2022	157,666	$20.45

Exercisable, October 31, 2022	71,194	$20.30

Additional information regarding stock options outstanding as of October 31, 2022, is as follows:

	Outstanding			Exercisable
Range of exercise prices	Number of stock options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of stock options	Weighted average exercise price

$5.55	16,000	3.57	$5.55	6,667	$5.55
$16.80	29,333	9.26	16.80	12,500	16.80
$20.40	12,667	9.11	20.40	12,667	20.40
$22.50	35,000	3.57	22.50	15,833	22.50
$23.40	6,000	6.50	23.40	2,250	23.40
$24.00	31,333	9.26	24.00	7,833	24.00
$24.90	4,000	3.89	24.90	4,000	24.90
$25.20	20,000	3.67	25.20	8,333	25.20
$30.00	3,333	9.11	30.00	1,111	30.00

	157,666	6.45	$20.45	71,194	$20.30

i)	During the year ended October 31, 2021, the Company granted 111,889 stock options to officers, directors and consultants with weighted average exercise price of $20.67 per Common Share. The options vest over 3 years with expiration dates between 5 to 10 years.

ii)	During the year ended October 31, 2022, the Company granted 86,333 stock options to officers, directors and consultants with weighted average exercise price of $20.68 per Common Share. The options vest over 3 years with expiration dates between 5 to 10 years.

iii)	On July 2, 2022, 6,667 options canceled with a fair value of $17,649. On May 7, 2022, 33,333 options canceled with a fair value of $92,170. On May 1, 2022 ,556 options canceled with a fair value of $3,959.

The fair value for stock options granted have been estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions:

	2022	2021

Risk-free interest rate	2.05%	0.89%
Expected life (in years)	8.67	5
Expected volatility	94.09%	98%

The portion of the total fair value of stock options expensed during the year ended October 31, 2022, was $1,101,438 (2021 - $692,155) which was recorded as share-based payment reserve and charged to operations. The weighted average grant date fair value of stock options granted during the year ended October 31, 2022, was $12.75 (2021 - $13.80) per share.